Expense Example, No Redemption - AXS FTSE Venture Capital Return Tracker Fund - Class C Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 254
Expense Example, No Redemption, 3 Years	822
Expense Example, No Redemption, 5 Years	1,417
Expense Example, No Redemption, 10 Years	$ 3,027